RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 79	¥ 575	¥ 618	$ 170	¥ 1,171	¥ 1,154
Housing subsidies	1	7	11	2	16	17
Contribution to pension plans	4	28	43	9	65	68
Total Compensation of key management personnel	$ 84	¥ 610	¥ 672	$ 181	¥ 1,252	¥ 1,239